Balance Sheet Components	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components
Balance Sheet Components
Cash, Cash Equivalents and Short-Term and Long-Term Investments
Cash, cash equivalents and short-term and long-term investments consisted of the following as of December 31 (in thousands):

	2016	2015
Cash and cash equivalents:
Cash (1)	$345,119	$1,139,554
Cash equivalents:
Money market funds	400,388	1,089,284
Certificate of deposit	2,969	—
Total cash and cash equivalents	748,476	2,228,838
Marketable securities:
Certificates of deposit	6,988	14,106
Publicly traded equity securities	6,463	3,353
Total marketable securities	13,451	17,459
Total cash, cash equivalents and short-term and long-term investments	$761,927	$2,246,297
_________________________
(1)Excludes restricted cash.
As of December 31, 2016 and 2015, cash and cash equivalents included investments which were readily convertible to cash and had original maturity dates of 90 days or less. The maturities of debt instruments classified as short-term investments were one year or less as of December 31, 2016 and 2015. The maturities of debt instruments classified as long-term investments were greater than one year and less than three years as of December 31, 2016 and 2015.
The following table summarizes the cost and estimated fair value of marketable debt securities based on stated effective maturities as of December 31 (in thousands):

	2016		2015
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due within one year	$3,409	$3,409	$12,875	$12,875
Due after one year through three years	3,579	3,579	1,231	1,231
Total	$6,988	$6,988	$14,106	$14,106

As of December 31, 2016, the Company’s net unrealized gains (losses) on its available-for-sale securities were comprised of the following (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Certificates of deposit	$6,988	$—	$—	$6,988
Publicly traded equity securities	4,850	1,613	—	6,463
Total	$11,838	$1,613	$—	$13,451

None of the securities held at December 31, 2016 were other-than-temporarily impaired.
As of December 31, 2015, the Company’s net unrealized gains (losses) on its available-for-sale securities were comprised of the following (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Certificates of deposit	$14,106	$—	$—	$14,106
Publicly traded equity securities	3,561	—	(208)	3,353
Total	$17,667	$—	$(208)	$17,459

None of the securities held at December 31, 2015 were other-than-temporarily impaired.
Accounts Receivable
Accounts receivable, net, consisted of the following as of December 31 (in thousands):

	2016	2015
Accounts receivable	$411,920	$302,316
Allowance for doubtful accounts	(15,675)	(10,352)
Accounts receivable, net	$396,245	$291,964

Trade accounts receivable are recorded at the invoiced amount and generally do not bear interest.
The following table summarizes the activity of the Company’s allowance for doubtful accounts (in thousands):

Balance as of December 31, 2013	$6,640
Provision for allowance for doubtful accounts	7,093
Net write-offs	(3,825)
Impact of foreign currency exchange	(442)
Balance as of December 31, 2014	9,466
Provision for allowance for doubtful accounts	5,037
Net write-offs	(3,438)
Impact of foreign currency exchange	(713)
Balance as of December 31, 2015	10,352
Provision for allowance for doubtful accounts	8,260
Net write-offs	(2,521)
Impact of foreign currency exchange	(416)
Balance as of December 31, 2016	$15,675

Other Current Assets
Other current assets consisted of the following as of December 31 (in thousands):

	2016	2015
Prepaid expenses	$79,258	$48,322
Taxes receivable	102,002	33,979
Other receivables	46,809	1,925
Derivative instruments	54,072	60,165
Other current assets	22,190	68,538
Total other current assets	$304,331	$212,929

Property, Plant and Equipment, Net
Property, plant and equipment, net consisted of the following as of December 31 (in thousands):

	2016	2015
Core systems	$4,760,868	$3,820,772
Buildings	2,785,799	2,383,387
Leasehold improvements	1,599,424	1,204,900
Construction in progress	645,388	351,697
Personal property	622,069	450,914
Land	237,349	183,946
	10,650,897	8,395,616
Less accumulated depreciation	(3,451,687)	(2,789,180)
Property, plant and equipment, net	$7,199,210	$5,606,436

Core systems, buildings, leasehold improvements, personal property and construction in progress recorded under capital and finance leases aggregated to $715,264,000 and $725,337,000 as of December 31, 2016 and 2015, respectively. Amortization of the assets recorded under capital leases is included in depreciation expense and accumulated depreciation on such assets totaled $161,355,000 and $117,338,000 as of December 31, 2016 and 2015, respectively.
Goodwill and Other Intangibles
The following table presents goodwill and other intangible assets, net, for the year ended December 31, 2016 and 2015 (in thousands):

	2016	2015
Goodwill:
Americas	$469,438	$460,203
EMEA	2,281,306	374,070
Asia-Pacific	235,320	228,927
	$2,986,064	$1,063,200

Intangible assets, net:
Intangible assets - customer contracts	$839,593	$326,493
Intangible assets - trade names	69,519	10,390
Intangible assets - favorable leases	38,139	7,871
Intangible assets - licenses	9,697	9,697
Intangible assets - others	19	3,101
	956,967	357,552
Accumulated amortization - customer contracts	(183,270)	(120,660)
Accumulated amortization - trade names	(43,830)	(4,303)
Accumulated amortization - favorable leases	(8,027)	(5,416)
Accumulated amortization - licenses	(2,591)	(1,942)
Accumulated amortization - others	(18)	(666)
	(237,736)	(132,987)
Total intangible assets, net	$719,231	$224,565

Changes in the carrying amount of goodwill by geographic regions are as follows (in thousands):

	Americas	EMEA	Asia-Pacific	Total
Balance as of December 31, 2014	$463,902	$404,093	$134,134	$1,002,129
Purchase accounting adjustments	17,192	—	95,437	112,629
Asset held for sale adjustments	—	(5,000)	—	(5,000)
Impact of foreign currency exchange	(20,891)	(25,023)	(644)	(46,558)
Balance as of December 31, 2015	460,203	374,070	228,927	1,063,200
Purchase accounting adjustments - TelecityGroup	—	2,215,567	—	2,215,567
Purchase accounting adjustments - Paris IBX Data Center acquisition	—	48,835	—	48,835
Asset held for sale adjustments	—	1,605	—	1,605
Impact of foreign currency exchange	9,235	(358,771)	6,393	(343,143)
Balance as of December 31, 2016	$469,438	$2,281,306	$235,320	$2,986,064

Changes in the net book value of intangible assets by geographic regions are as follows (in thousands):

	Americas	EMEA	Asia-Pacific	Total
Balance as of December 31, 2013	$76,224	$82,709	$25,249	$184,182
Amortization of intangibles	(12,257)	(12,795)	(2,704)	(27,756)
Impact of foreign currency exchange	(1,013)	(7,729)	(157)	(8,899)
Balance as of December 31, 2014	62,954	62,185	22,388	147,527
Nimbo acquisition	1,089	—	—	1,089
Bit-isle acquisition	—	—	111,374	111,374
Asset held for sale adjustments	—	(784)	—	(784)
Write-off of intangible asset	—	(357)	—	(357)
Amortization of intangibles	(11,432)	(11,675)	(4,339)	(27,446)
Impact of foreign currency exchange	(1,968)	(5,014)	144	(6,838)
Balance as of December 31, 2015	50,643	44,355	129,567	224,565
TelecityGroup acquisition	—	694,243	—	694,243
Paris IBX Data Center acquisition	—	11,758	—	11,758
Sale of Terra Power	—	—	(2,460)	(2,460)
Write-off of intangible asset	(573)	—	—	(573)
Amortization of intangibles	(11,348)	(97,715)	(13,799)	(122,862)
Impact of foreign currency exchange	1,395	(90,280)	3,445	(85,440)
Balance as of December 31, 2016	$40,117	$562,361	$116,753	$719,231

The Company’s goodwill and intangible assets in EMEA, denominated in the United Arab Emirates Dirham, British Pounds and Euros, goodwill and intangible assets in Asia-Pacific, denominated in Singapore Dollars, Hong Kong Dollars, Japanese Yen and Chinese Yuan and certain goodwill and intangibles in Americas, denominated in Canadian Dollars and Brazilian Reals, are subject to foreign currency fluctuations. The Company’s foreign currency translation gains and losses, including goodwill and intangibles, are a component of other comprehensive income and loss.
Estimated future amortization expense related to these intangibles is as follows (in thousands):

Years ending:
2017	$98,178
2018	71,381
2019	67,056
2020	60,805
2021	53,044
Thereafter	368,767
Total	$719,231

Other Assets
Other assets consisted of the following as of December 31 (in thousands):

	2016	2015
Deferred tax assets, net	$62,308	$61,152
Prepaid expenses, non-current	80,888	54,372
Debt issuance costs, net	6,611	19,709
Deposits	40,893	33,132
Restricted cash, non-current	9,706	10,172
Derivative instruments	15,907	8,735
Other assets, non-current	9,985	11,358
Total other assets	$226,298	$198,630

Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses consisted of the following as of December 31 (in thousands):

	2016	2015
Accounts payable	$60,211	$49,892
Accrued compensation and benefits	172,808	131,204
Accrued interest	95,832	67,077
Accrued taxes(1)	133,562	37,004
Accrued utilities and security	44,202	31,789
Accrued professional fees	14,071	18,380
Accrued repairs and maintenance	5,430	3,618
Accrued other	55,623	61,984
Total accounts payable and accrued expenses	$581,739	$400,948
__________________________
(1)Includes income taxes payable of $44,048,000 and $14,527,000, respectively, as of December 31, 2016 and 2015.
Other Current Liabilities
Other current liabilities consisted of the following as of December 31 (in thousands):

	2016	2015
Deferred installation revenue	$61,399	$56,055
Customer deposits	13,894	23,676
Derivative instruments	10,819	79,256
Deferred recurring revenue	18,704	12,515
Deferred rent	4,158	3,572
Dividends payable	11,999	13,674
Asset retirement obligations	10,036	—
Other current liabilities	2,131	3,538
Total other current liabilities	$133,140	$192,286

Other Liabilities
Other liabilities consisted of the following as of December 31 (in thousands):

	2016	2015
Asset retirement obligations, non-current	$92,979	$78,482
Deferred tax liabilities, net	274,341	100,624
Deferred installation revenue, non-current	96,744	86,660
Deferred rent, non-current	76,566	68,787
Accrued taxes, non-current	56,208	26,763
Dividends payable, non-current	8,495	13,394
Customer deposits, non-current	4,773	4,701
Deferred recurring revenue, non-current	2,681	3,645
Derivative instruments	140	669
Other liabilities	10,321	6,688
Total other liabilities	$623,248	$390,413

The following table summarizes the activities of the Company’s asset retirement obligation liability (in thousands):

Asset retirement obligations as of December 31, 2013	$59,548
Additions	5,774
Adjustments (1)	(871)
Accretion expense	2,438
Impact of foreign currency exchange	(2,031)
Asset retirement obligations as of December 31, 2014	64,858
Additions	17,337
Adjustments (1)	(4,676)
Accretion expense	3,349
Impact of foreign currency exchange	(2,386)
Asset retirement obligations as of December 31, 2015	78,482
Additions	22,955
Adjustments (1)	(2,366)
Accretion expense	6,685
Impact of foreign currency exchange	(2,741)
Asset retirement obligations as of December 31, 2016	$103,015
__________________________
(1)Reversal of asset retirement obligations associated with leases that were amended.